Pensions and Other Employee Benefits (Details 4) (Multiemployer Plans, Pension [Member], Plan Information Available [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash contributions and expenses under multi-employer benefit plans
Contributions by L-3 Communications	$ 19	$ 17	$ 15
IAM National Pension Fund [Member]
Cash contributions and expenses under multi-employer benefit plans
EIN/Pension Plan Number	51-6031295/002
Pension Protection Act Zone Status	Green	Green
FIP/RP Status Pending/Implemented	No
Contributions by L-3 Communications	19	17	15
Surcharge Imposed	No
Expiration Date of Collective-Bargaining Agreement, First	Jan. 30, 2012
Expiration Date of Collective-Bargaining Agreement, Last	Dec. 01, 2014
Other Pension Funds [Member]
Cash contributions and expenses under multi-employer benefit plans
Contributions by L-3 Communications